                                                Filed pursuant to rule 497(c)
                                                Registration file no.: 2-66268

                                                PROSPECTUS  o  FEBRUARY 28, 2001

Morgan Stanley Dean Witter

                                                     TAX-EXEMPT SECURITIES TRUST

[GRAPHIC OMITTED]

                             A MUTUAL FUND THAT SEEKS TO PROVIDE A HIGH LEVEL OF
                                  CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX,
                                     CONSISTENT WITH THE PRESERVATION OF CAPITAL

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

CONTENTS




The Fund                    Investment Objective ............................. 1
                            Principal Investment Strategies .................. 1
                            Principal Risks .................................. 2
                            Past Performance ................................. 5
                            Fees and Expenses ................................ 6
                            Additional Investment Strategy Information ....... 7
                            Additional Risk Information ...................... 8
                            Fund Management .................................. 8

Shareholder Information     Pricing Fund Shares .............................. 9
                            How to Buy Shares ................................ 9
                            How to Exchange Shares .......................... 11
                            How to Sell Shares .............................. 13

                            Distributions ................................... 15
                            Tax Consequences ................................ 15
                            Share Class Arrangements ........................ 17

Financial Highlights        ................................................. 25

Our Family of Funds         .................................. Inside Back Cover

                            This Prospectus contains important information about the Fund. Please read it carefully and keep it for future reference.

THE FUND

[GRAPHIC OMITTED]

      INVESTMENT OBJECTIVE
--------------------------

          Morgan Stanley Dean Witter Tax-Exempt Securities Trust seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

[GRAPHIC OMITTED]

      PRINCIPAL INVESTMENT STRATEGIES
-------------------------------------

                         The Fund will normally invest at least 80% of its assets in securities that pay interest exempt from federal income taxes. The Fund's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., generally invests the Fund's assets in municipal obligations. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments, and their respective agencies. At least 75% of these municipal obligations will have the following ratings at the time of purchase:


[sidebar]

INCOME

An investment objective having the goal of selecting securities to pay out income rather than rise in price.
[end sidebar]

      o  municipal bonds --           within the three highest grades by
                                      Moody's Investors Service Inc.
                                      ("Moody's"), Standard & Poor's
                                      Corporation ("S&P"), or Fitch IBCA, Inc.
                                      ("Fitch");

      o municipal notes --            within the two highest grades or, if not
                                      rated, have outstanding bonds within the three highest grades by Moody's, S&P or Fitch; and

      o municipal commercial paper -- within the highest grade by Moody's,
                                      S&P or Fitch.

      The Fund may invest up to 25% of its net assets in municipal obligations that are rated below the limits stated above or are not rated by those rating agencies. However, the Fund may only invest up to 5% of its net assets in municipal obligations rated below investment grade or, if unrated, of comparable quality as determined by the Investment Manager (commonly known as "junk bonds").

      The Fund may invest up to 10% of its net assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

      The Fund may invest up to 20% of its net assets in taxable money market instruments or securities that pay interest income subject to the "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income. The Fund therefore may not be a suitable investment for these investors. See the "Tax Consequences" section for more details.



          Municipal bonds, notes and commercial paper are commonly classified as either "general obligation" or "revenue." General obligation bonds, notes, and commercial paper are secured by the issuer's faith and credit including its taxing power, for payment of principal and interest. Revenue bonds, notes and commercial paper, however, are generally payable from a specific revenue source. They are issued to fund a wide variety of public and private projects in sectors such as public utilities, hospitals, housing, airports and highways, and educational facilities. The Fund's municipal obligation investments may include zero coupon securities, which are purchased at a discount and accrue interest, but make no interest payments until maturity. In addition, the Fund may invest in lease obligations and private activity bonds. Lease obligations may take the form of a lease or an installment purchase contract issued by public authorities to acquire a wide variety of equipment and facilities. Private activity bonds are issued by, or on behalf of, public authorities to finance privately operated facilities.



          In pursuing the Fund's investment objective, the Investment Manager has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis -- and which investment strategies it uses. For example, the Investment Manager in its discretion may determine to use some permitted investment strategies while not using others.

[GRAPHIC OMITTED]

      PRINCIPAL RISKS
---------------------
          There is no assurance that the Fund will achieve its investment objective. The Fund's share price and yield will fluctuate with changes in the market value of the Fund's portfolio securities. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.

          Credit and Interest Rate Risks. Municipal obligations, like other debt securities, are subject to two types of risks: credit risk and interest rate risk.

          Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The issuers of private activity bonds, used to finance such projects as industrial development and pollution control, also may be negatively impacted by the general credit of the user of the project.

          Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest. As a general illustration of the relationship between fixed-income securities and interest rates, the following table shows how interest rates affect bond prices.


                      HOW INTEREST RATES AFFECT BOND PRICES
--------------------------------------------------------------------------------
                                         PRICE PER $1,000 OF A MUNICIPAL BOND
                                                  IF INTEREST RATES:
                                      ------------------------------------------
                                           INCREASE*        DECREASE**
                                      ------------------------------------------
YEARS TO
MATURITY    BOND MATURITY    COUPON        1%      2%         1%        2%
--------------------------------------------------------------------------------
  1             2001       3.95%         $990    $981      $1,010    $1,020
--------------------------------------------------------------------------------
  5             2005       4.15%         $956    $915      $1,046    $1,094
--------------------------------------------------------------------------------
  10            2010       4.37%         $923    $854      $1,084    $1,177
--------------------------------------------------------------------------------
  20            2020       5.05%         $885    $787      $1,136    $1,298
--------------------------------------------------------------------------------
  30            2030       5.16%         $864    $755      $1,170    $1,386
--------------------------------------------------------------------------------

          Source: Municipal Market Data (a division of Thomson Financial Municipal Group); "Aaa" yield curve as of 12/31/00. The table is not representative of price changes for inverse floating rate municipal obligations which typically respond to changes in interest rates to a greater extent than comparable obligations. In addition, the table is an illustration and does not represent expected yields or share price changes of any Morgan Stanley Dean Witter mutual fund.

          *    Assumes no effect from market discount calculation.

          **   Assumes bonds are non-callable.

          The Fund is not limited as to the maturities of the municipal obligations in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Fund's portfolio securities to fall substantially.

          Lease Obligations. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed, in part, as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If these legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

          Private Activity Bonds. The issuers of private activity bonds in which the Fund may invest may be negatively impacted by conditions affecting either the general credit of the user of the private activity project or the project itself. Conditions such as regulatory and environmental restrictions and economic downturns may lower the need for these facilities and the ability of users of the project to pay for the facilities. This could cause a decline in the Fund's value. The Fund's private activity bond holdings also may pay interest subject to the alternative minimum tax. See the "Tax Consequences" section for more details.

          Inverse Floating Rate Municipal Obligations. The inverse floating rate municipal obligations in which the Fund may invest are typically created through a division of a fixed rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation is the rate the issuer would have paid on the fixed-income obligation:
          (i) plus the difference between such fixed rate and the rate on the short-term obligation, if the short-term rate is lower than the fixed rate; or (ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. Inverse floating rate municipal obligations offer the potential for higher income than is available from fixed rate obligations of comparable maturity and credit rating. They also carry greater risks. In particular, the prices of inverse floating rate municipal obligations are more volatile, i.e., they increase and decrease in response to changes in interest rates to a greater extent than comparable fixed rate obligations.

          Other Risks. The performance of the Fund also will depend on whether the Investment Manager is successful in applying the Fund's investment strategies. The Fund is also subject to other risks from its permissible investment strategies. For more information about these risks, see the "Additional Risk Information" section.



          Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[GRAPHIC OMITTED]

      PAST PERFORMANCE
----------------------
          The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.



[sidebar]
ANNUAL TOTAL RETURNS

This chart shows how the performance of the Fund's Class D shares has varied from year to year over the past 10 calendar years.
[end sidebar]

                         ANNUAL TOTAL RETURNS -- CALENDAR YEARS


[GRAPHIC OMITTED]

1991       12.71%
'92         9.09%
'93        11.23%
'94        -5.55%
'95        17.37%
'96         3.61%
'97         8.73%
'98         6.11%
'99        -2.71%
2000       11.44%



[sidebar]
The bar chart reflects the performance of Class D shares. All shares held prior to the Fund adopting its Multi-Class Structure on July 28, 1997 were designated Class D Shares. Prior to that date, shares were subject to a front-end sales charge, which is not reflected in the bar chart. The performance of the other Classes will differ because the Classes have different ongoing fees.
[end sidebar]

          During the periods shown in the bar chart, the highest return for a calendar quarter was 6.89% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was --5.50% (quarter ended March 31, 1994).


[sidebar]
AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns with those of a broad measure of market performance over time. The Fund's returns include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period.
[end sidebar]




  AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2000)
-------------------------------------------------------------------------------
                          PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
  Class A(1)                  6.48%        4.19%          6.28%
-------------------------------------------------------------------------------
  Class B(2)                  5.75%          --             --
-------------------------------------------------------------------------------
  Class C(2)                  9.66%          --             --
-------------------------------------------------------------------------------
  Class D(3)                 11.44%        5.33%          6.99%
-------------------------------------------------------------------------------
  Lehman Brothers Municipal
-------------------------------------------------------------------------------
  Bond Index(4)              11.68%        5.84%          7.32%
-------------------------------------------------------------------------------

(1) Prior to July 28, 1997 the Fund offered only one class of shares. Because the distribution arrangement for Class A most closely resembled the distribution arrangement applicable prior to the implementation of multiple classes (i.e., Class A is sold with a front-end sales charge), historical performance information has been restated to reflect the actual maximum sales charge applicable to Class A (i.e., 4.25%) as compared to the 4.00% sales charge in effect prior to July 28, 1997. In addition, Class A shares are now subject to an ongoing 12b-1 fee which is reflected in the restated performance for that class.

(2)  Classes B and C commenced operations on July 28, 1997.

(3) Because all shares of the Fund held prior to July 28, 1997 were designated Class D shares, the Fund's historical performance has been restated to reflect the absence of any sales charge.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investor Service, Inc. or Standard & Poor's Corporation, respectively, and with maturities of 2 years or greater. The Index does not include any expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.
                                                                               5

[GRAPHIC OMITTED]

      FEES AND EXPENSES
-----------------------
          The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund offers four Classes of shares: Classes A, B, C and D. Each Class has a different combination of fees, expenses and other features. The Fund does not charge account or exchange fees. See the "Share Class Arrangements" section for further fee and expense information.

[sidebar]
SHAREHOLDER FEES

These fees are paid directly from your investment.
[end sidebar]


[sidebar]
ANNUAL FUND
OPERATING EXPENSES
These expenses are deducted
from the Fund's assets and
are based on expenses paid
for the fiscal year ended
December 31, 2000.
[end sidebar]


                                                  CLASS A     CLASS B      CLASS C    CLASS D
SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)      4.25%(1)   None         None        None
-----------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a
percentage based on the lesser of the offering
price or net asset value at redemption)             None(2)      5.00%(3)     1.00%(4)    None
-----------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------
Management fee                                      0.45  %      0.45  %      0.45  %      0.45%
-----------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees               0.21  %      0.60  %      0.70  %     None
-----------------------------------------------------------------------------------------------------
Other expenses                                      0.06  %      0.06  %      0.06  %      0.06%
-----------------------------------------------------------------------------------------------------
Total annual Fund operating expenses                0.72  %      1.11  %      1.21  %      0.51%
-----------------------------------------------------------------------------------------------------

(1)  Reduced for purchases of $25,000 and over.

(2) Investments that are not subject to any sales charge at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within one year after purchase, except for certain specific circumstances.

(3) The CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter. See "Share Class Arrangements" for a complete discussion of the CDSC.

(4)  Only applicable if you sell your shares within one year after purchase.

     EXAMPLE

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions depending upon whether or not you sell (redeem) your shares at the end of each period.


                   IF YOU SOLD YOUR SHARES:                IF YOU HELD YOUR SHARES:
--------------------------------------------------------------------------------------------
             1 YEAR   3 YEARS   5 YEARS   10 YEARS    1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------
  CLASS A     $496      $647      $811     $1,288     $ 496      $647      $811    $1,288
--------------------------------------------------------------------------------------------
  CLASS B     $613      $653      $812     $1,352     $ 113      $353      $612    $1,352
--------------------------------------------------------------------------------------------
  CLASS C     $223      $384      $665     $1,466     $ 123      $384      $665    $1,466
--------------------------------------------------------------------------------------------
  CLASS D     $ 52      $164      $286     $  643     $  52      $164      $286    $  643
--------------------------------------------------------------------------------------------

          Long-term shareholders of Class B and Class C may pay more in sales charges, including distribution fees, than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

[GRAPHIC OMITTED]

      ADDITIONAL INVESTMENT STRATEGY INFORMATION
------------------------------------------------

          This section provides additional information relating to the Fund's principal investment strategies.

          Defensive Investing. The Fund may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in taxable securities, or in tax-exempt securities subject to the federal alternative minimum tax for individual shareholders when the Investment Manager believes it is advisable to do so. Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the Fund's ability to provide tax-exempt income. When the Fund takes a defensive position, it may not achieve its investment objective.

          The percentage limitations relating to the composition of the Fund's portfolio apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations will generally not require the Fund to sell any portfolio security. The Fund may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

[GRAPHIC OMITTED]

      ADDITIONAL RISK INFORMATION
---------------------------------
          This section provides additional information relating to the principal risks of investing in the Fund.

          Bond Insurance Risk. Many of the municipal obligations the Fund invests in will be covered by insurance at the time of issuance or at a later date. Such insurance covers the remaining term of the security. Insured municipal obligations would generally be assigned a lower rating if the rating were based primarily on the credit quality of the issuer without regard to the insurance feature. If the claims-paying ability of the insurer were downgraded, the ratings on the municipal obligations it insures may also be downgraded.

[GRAPHIC OMITTED]

       FUND MANAGEMENT
----------------------

                    The Fund has retained the Investment Manager -- Morgan Stanley Dean Witter Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World Trade Center, New York, NY 10048.


[sidebar]
MORGAN STANLEY DEAN
WITTER ADVISORS INC.

The Investment Manager is widely recognized as a leader in the mutual fund industry and together with Morgan Stanley Dean Witter Services Company Inc., its wholly-owned subsidiary, had approximately $150 billion in assets under management as of January 31, 2001.
[end sidebar]

          The Fund's portfolio is managed within the Investment Manager's Tax-Exempt Group. James F. Willison, Managing Director of the Investment Manager, has been a primary portfolio manager of the Fund since its inception. Joseph R. Arcieri, a Principal of the Investment Manager, has been a primary portfolio manager of the Fund since February 1997. Mr. Willison and Mr. Arcieri have been portfolio managers with the Investment Manager for over five years.

          The Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager. The fee is based on the Fund's average daily net assets. For the fiscal year ended December 31, 2000, the Fund accrued total compensation to the Investment Manager amounting to 0.45% of the Fund's average daily net assets.

SHAREHOLDER INFORMATION

[GRAPHIC OMITTED]

       PRICING FUND SHARES
--------------------------
          The price of Fund shares (excluding sales charges), called "net asset value," is based on the value of the Fund's portfolio securities. While the assets of each Class are invested in a single portfolio of securities, the net asset value of each Class will differ because the Classes have different ongoing distribution fees.

          The net asset value per share of the Fund is determined once daily at 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

          The Fund's portfolio securities (except for short-term taxable debt securities and certain other investments) are valued by an outside independent pricing service. The service uses a computerized grid matrix of tax-exempt securities and its evaluations in determining what it believes is the fair value of the portfolio securities. The Fund's Board of Trustees believes that timely and reliable market quotations are generally not readily available to the Fund to value tax-exempt securities and the valuations that the pricing service supplies are more likely to approximate the fair value of the securities.

          An exception to the Fund's general pricing policy concerns its short-term debt portfolio securities. Debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.

[GRAPHIC OMITTED]

      HOW TO BUY SHARES
-----------------------

[sidebar]
CONTACTING A FINANCIAL ADVISOR

If you are new to the Morgan Stanley Dean Witter Family of Funds and would like to contact a Financial Advisor, call (877) 937-MSDW (toll-free) for the telephone number of the Morgan Stanley Dean Witter office nearest you. You may also access our office locator on our Internet site at: www.msdwadvice.com/funds [end sidebar]

                         You may open a new account to buy Fund shares or buy additional Fund shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor. Your Financial Advisor or other authorized financial representative will assist you, step-by-step, with the procedures to invest in the Fund. You may also purchase shares directly by calling the Fund's transfer agent and requesting an application.

                         Because every investor has different immediate financial needs and long-term investment goals, the Fund offers investors four Classes of shares: Classes A, B, C and D. Class D shares are only offered to a limited group of investors. Each Class of shares offers a distinct structure of sales charges, distribution and service fees, and other features that are designed to address a variety of needs. Your Financial Advisor or other authorized financial representative can help you decide which Class may be most appropriate for you. When purchasing Fund shares, you must specify which Class of shares you wish to purchase.

          When you buy Fund shares, the shares are purchased at the next share price calculated (less any applicable front-end sales charge for Class A shares) after we receive your purchase order. Your payment is due on the third business day after you place your purchase order. If you purchase Fund shares through a Financial Advisor, you begin earning dividends on the fourth business day following placement of your purchase order. If you purchase Fund shares through the Fund's transfer agent, you begin earning dividends on the next business day following placement of your order. We reserve the right to reject any order for the purchase of Fund shares.

[sidebar]
EASYINVEST(SM)

A purchase plan that allows you to transfer money automatically from your checking or savings account or from a Money Market Fund on a semi-monthly, monthly or quarterly basis. Contact your Morgan Stanley Dean Witter Financial Advisor for further information about this service.
[end sidebar]



                           MINIMUM INVESTMENT AMOUNTS
------------------------------------------------------------------------------------
                                                               MINIMUM INVESTMENT
------------------------------------------------------------------------------------
                   INVESTMENT OPTIONS                       INITIAL       ADDITIONAL
------------------------------------------------------------------------------------
  Regular Accounts                                          $1,000         $  100
------------------------------------------------------------------------------------
  EasyInvest(SM)
  (Automatically from your checking or savings
  account or  Money Market Fund)                            $  100*        $  100*
------------------------------------------------------------------------------------

*    Provided your schedule of investments totals $1,000 in twelve months.

                         There is no minimum investment amount if you purchase Fund shares through: (1) the Investment Manager's mutual fund asset allocation plan, (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services, (3) certain investment programs approved by the Fund's distributor that do not charge an asset-based fee, or (4) employer-sponsored employee benefit plan accounts.

          Investment Options for Certain Institutional and Other Investors/Class D Shares. To be eligible to purchase Class D shares, you must qualify under one of the investor categories specified in the "Share Class Arrangements" section of this Prospectus.

          Subsequent Investments Sent Directly to the Fund. In addition to buying additional Fund shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor, you may send a check directly to the Fund. To buy additional shares in this manner:

          o Write a "letter of instruction" to the Fund specifying the name(s) on the account, the account number, the social security or tax identification number, the Class of shares you wish to purchase and the investment amount (which would include any applicable front-end sales charge). The letter must be signed by the account owner(s).

          o Make out a check for the total amount payable to: Morgan Stanley Dean Witter Tax-Exempt Securities Trust.

          o Mail the letter and check to Morgan Stanley Dean Witter Trust FSB at P.O. Box 1040, Jersey City, NJ 07303.

[GRAPHIC OMITTED]

      HOW TO EXCHANGE SHARES
----------------------------

          Permissible Fund Exchanges. You may exchange shares of any Class of the Fund for the same Class of any other continuously offered Multi-Class Fund, or for shares of a No-Load Fund, a Money Market Fund, North American Government Income Trust or Short-Term U.S. Treasury Trust, without the imposition of an exchange fee. In addition, Class A shares of the Fund may be exchanged for shares of an FSC Fund (funds subject to a front-end sales charge). See the inside back cover of this prospectus for each Morgan Stanley Dean Witter Fund's designation as a Multi-Class Fund, No-Load Fund, Money Market Fund or FSC Fund. If a Morgan Stanley Dean Witter Fund is not listed, consult the inside back cover of that fund's current prospectus for its designation.

          Exchanges may be made after shares of the fund acquired by purchase have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. The current prospectus for each fund describes its investment objective(s), policies and investment minimums, and should be read before investment. Since exchanges are available only into continuously offered Morgan Stanley Dean Witter Funds, exchanges are not available into any new Morgan Stanley Dean Witter Fund during its initial offering period, or when shares of a particular Morgan Stanley Dean Witter Fund are not being offered for purchase.

          Exchange Procedures. You can process an exchange by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to the Fund's transfer agent -- Morgan Stanley Dean Witter Trust FSB -- and then write the transfer agent or call (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Financial Advisor or other authorized financial representative, or by calling
          (800) 869-NEWS. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates.

          An exchange to any Morgan Stanley Dean Witter Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the funds involved after the exchange instructions are accepted. When exchanging into a Money Market Fund, the Fund's shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.

          The Fund may terminate or revise the exchange privilege upon required notice. The check writing privilege is not available for Money Market Fund shares you acquire in an exchange.

          Telephone Exchanges. For your protection when calling Morgan Stanley Dean Witter Trust FSB, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.

          Telephone instructions will be accepted if received by the Fund's transfer agent between 9:00 a.m. and 4:00 p.m. Eastern time on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the past.

          Margin Accounts. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the exchange of such shares.

          Tax Considerations of Exchanges. If you exchange shares of the Fund for shares of another Morgan Stanley Dean Witter Fund there are important tax considerations. For tax purposes, the exchange out of the Fund is considered a sale of Fund shares -- and the exchange into the other fund is considered a purchase. As a result, you may realize a capital gain or loss.

          You should review the "Tax Consequences" section and consult your own tax professional about the tax consequences of an exchange.

          Limitations on Exchanges. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Morgan Stanley Dean Witter Funds may result in the Fund limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchase or sale transactions. You will be notified in advance of limitations on your exchange privileges.

          CDSC Calculations on Exchanges. See the "Share Class Arrangements" section of this Prospectus for a further discussion of how applicable contingent deferred sales charges (CDSCs) are calculated for shares of one Morgan Stanley Dean Witter Fund that are exchanged for shares of another.

          For further information regarding exchange privileges, you should contact your Morgan Stanley Dean Witter Financial Advisor or call
          (800) 869-NEWS.

[GRAPHIC OMITTED]

      HOW TO SELL SHARES
------------------------
          You can sell some or all of your Fund shares at any time. If you sell Class A, Class B or Class C shares, your net sale proceeds are reduced by the amount of any applicable CDSC. Your shares will be sold at the next price calculated after we receive your order to sell as described below.


OPTIONS               PROCEDURES

---------------------------------------------------------------------------------------------------------------------
  Contact Your        To sell your shares, simply call your Morgan Stanley Dean Witter
  Financial Advisor   or other Financial Advisor authorized financial representative.
---------------------------------------------------------------------------------------------------------------------
                      Payment will be sent to the address to which the account
 [GRAPHIC OMITTED]    is registered or deposited in your brokerage account.
---------------------------------------------------------------------------------------------------------------------

  By Letter           You can also sell your shares by writing a "letter of instruction" that includes:
                      o    your account number;
 [GRAPHIC OMITTED]    o    the name of the Fund;
                      o    the dollar amount or the number of shares you wish to sell;
                      o    the Class of shares you wish to sell; and
                      o    the signature of each owner as it appears on the
                           account.
                      -----------------------------------------------------------------------------------------------
                      If you are requesting payment to anyone other than the registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or pre-designated bank account, you will need a signature guarantee. You can obtain a signature guarantee from an eligible guarantor acceptable to Morgan Stanley Dean Witter Trust FSB. (You should contact Morgan Stanley Dean Witter Trust FSB at (800) 869-NEWS for a determination as to whether a particular institution is an eligible guarantor.) A notary public cannot provide a signature guarantee. Additional documentation may be required for shares held by a corporation, partnership, trustee or executor.
                      -----------------------------------------------------------------------------------------------
                      Mail the letter to Morgan Stanley Dean Witter Trust FSB at P.O. Box 983, Jersey City, NJ
                      07303. If you hold share certificates, you must return the certificates, along with the letter and any required
                      additional documentation.
                      -----------------------------------------------------------------------------------------------
                      A check will be mailed to the name(s) and address in which the account is  registered, or otherwise according to your instructions.
---------------------------------------------------------------------------------------------------------------------
  Systematic          If your investment in all of the Morgan Stanley Dean Witter Family
  Withdrawal Plan     of Funds has a total market value of at least $10,000, you may elect to withdraw amounts of $25 or more, or in
[GRAPHIC OMITTED]     any whole percentage of a fund's balance (provided the amount is at least $25), on a monthly, quarterly, semi-annual or annual basis, from any fund with a balance of at least $1,000. Each time you add a fund to
                      the plan, you must meet the plan requirements.
                      -----------------------------------------------------------------------------------------------
                      Amounts withdrawn are subject to any applicable CDSC.  A CDSC may be waived under certain circumstances. See the Class B waiver categories
                      listed in the "Share Class Arrangements" section of this
                      Prospectus.
                      -----------------------------------------------------------------------------------------------
                      To sign up for the Systematic Withdrawal Plan, contact your Morgan Stanley Dean Witter
                      Financial Advisor or call (800) 869-NEWS. You may terminate or suspend your plan at any time. Please remember that withdrawals from the plan are sales of shares, not Fund
                      "distributions," and ultimately may exhaust your account balance. The Fund may terminate or revise the plan at any time.
---------------------------------------------------------------------------------------------------------------------

          Payment for Sold Shares. After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

          Payment may be postponed or the right to sell your shares suspended, under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

          Reinstatement Privilege. If you sell Fund shares and have not previously exercised the reinstatement privilege, you may, within 35 days after the date of sale, invest any portion of the proceeds in the same Class of Fund shares at their net asset value and receive a pro rata credit for any CDSC paid in connection with the sale.

          Involuntary Sales. The Fund reserves the right, on sixty days' notice, to sell the shares of any shareholder (other than shares held in an IRA or 403(b) Custodial Account) whose shares, due to sales by the shareholder, have a value below $100, or in the case of an account opened through EasyInvestSM, if after 12 months the shareholder has invested less than $1,000 in the account.

          However, before the Fund sells your shares in this manner, we will notify you and allow you sixty days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed. No CDSC will be imposed on any involuntary sale.

          Margin Accounts. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares.

[GRAPHIC OMITTED]

      DISTRIBUTIONS
-------------------
[sidebar]
TARGETED DIVIDENDS(SM)


You may select to have your Fund distributions automatically invested in other Classes of Fund shares or Classes of another Morgan Stanley Dean Witter Fund that you own. Contact your Morgan Stanley Dean Witter Financial Advisor for further information about this service.
[end sidebar]

          The Fund passes substantially all of its earnings from income and capital gains along to its investors as "distributions." The Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions."

          The Fund declares income dividends separately for each Class. Distributions paid on Class A and Class D shares usually will be higher than for Class B and Class C because distribution fees that Class B and Class C pay are higher. Normally, income dividends are declared on each day the New York Stock Exchange is open for business, and are distributed to shareholders monthly. Capital gains, if any, are usually distributed in June and December. The Fund, however, may retain and reinvest any long-term capital gains. The Fund may at times make payments from sources other than income or capital gains that represent a return of a portion of your investment.

          Distributions are reinvested automatically in additional shares of the same Class and automatically credited to your account, unless you request in writing that all distributions be paid in cash. If you elect the cash option, processing of your dividend checks begins immediately following the monthly payment date, and the Fund will mail a monthly dividend check to you normally during the first seven days of the following month. If you purchase Fund shares through a Financial Advisor, you begin earning dividends on the fourth business day following placement of your purchase order. If you purchase Fund shares through the Fund's transfer agent, you begin earning dividends on the next business day following placement of your order. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Fund's transfer agent, Morgan Stanley Dean Witter Trust FSB, at least five business days prior to the record date of the distributions.

[GRAPHIC OMITTED]

       TAX CONSEQUENCES
-----------------------
          As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.

          You need to be aware of the possible tax consequences when:

          o    The Fund makes distributions; and

          o You sell Fund shares, including an exchange to another Morgan Stanley Dean Witter Fund.

          Taxes on Distributions. Your income dividend distributions are normally exempt from federal income taxes -- to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes.

          Income derived from some municipal securities is subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

          If you borrow money to purchase shares of the Fund, the interest on the borrowed money is generally not deductible for personal income tax purposes.

          If the Fund makes any capital gain distributions, those distributions will normally be subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund shares. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund.

          The Fund may derive gains in part from municipal obligations the Fund purchased below their principal or face values. All, or a portion, of these gains may be taxable to you as ordinary income rather than capital gains.

          Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides full information on your dividends and capital gains for tax purposes.

          Taxes on Sales. Your sale of Fund shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Fund shares for shares of another Morgan Stanley Dean Witter Fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

          When you open your Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax of 31% on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

[GRAPHIC OMITTED]

       SHARE CLASS ARRANGEMENTS
-------------------------------
          The Fund offers several Classes of shares having different distribution arrangements designed to provide you with different purchase options according to your investment needs. Your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative can help you decide which Class may be appropriate for you.

          The general public is offered three Classes: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and ongoing expenses. A fourth Class, Class D shares, is offered only to a limited category of investors. Shares that you acquire through reinvested distributions will not be subject to any front-end sales charge or CDSC -- contingent deferred sales charge. Sales personnel may receive different compensation for selling each Class of shares. The sales charges applicable to each Class provide for the distribution financing of shares of that Class.

          The chart below compares the sales charge and annual 12b-1 fee applicable to each Class:


                                                                                                 MAXIMUM
CLASS     SALES CHARGE                                                                      ANNUAL 12b-1 FEE
--------------------------------------------------------------------------------------------------------------

  A      Maximum 4.25% initial sales charge reduced for purchases of $25,000 or more; shares sold without an initial sales charge are generally subject to
         a 1.0% CDSC during the first year                                                          0.25%
--------------------------------------------------------------------------------------------------------------
  B       Maximum 5.0% CDSC during the first year decreasing to 0% after six years                  0.60%
--------------------------------------------------------------------------------------------------------------
  C       1.0% CDSC during the first year                                                           0.70%
--------------------------------------------------------------------------------------------------------------
  D       None                                                                                       None
--------------------------------------------------------------------------------------------------------------


          CLASS A SHARES   Class A shares are sold at net asset value plus an
          initial sales charge of up to 4.25%. The initial sales charge is reduced for purchases of $25,000 or more according to the schedule below. Investments of $1 million or more are not subject to an initial sales charge, but are generally subject to a contingent deferred sales charge, or CDSC, of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares. Class A shares are also subject to a distribution (12b-1) fee of up to 0.25% of the average daily net assets of the Class.

          The offering price of Class A shares includes a sales charge (expressed as a percentage of the offering price) on a single transaction as shown in the following table:

[sidebar]
FRONT-END SALES CHARGE OR FSC An initial sales charge you pay when purchasing Class A shares that is based on a percentage of the offering price. The percentage declines based upon the dollar value of Class A shares you purchase. We offer three ways to reduce your Class A sales charges -- the Combined Purchase Privilege, Right of Accumulation and Letter of Intent.
[end sidebar]

                                                  FRONT-END SALES CHARGE
---------------------------------------------------------------------------------------
AMOUNT OF                                  PERCENTAGE OF       APPROXIMATE PERCENTAGE
SINGLE TRANSACTION                     PUBLIC OFFERING PRICE   OF NET AMOUNT INVESTED
---------------------------------------------------------------------------------------
  Less than $25,000                           4.25%                   4.44%
---------------------------------------------------------------------------------------
  $25,000 but less than $50,000               4.00%                   4.17%
---------------------------------------------------------------------------------------
  $50,000 but less than $100,000              3.50%                   3.63%
---------------------------------------------------------------------------------------
  $100,000 but less than $250,000             2.75%                   2.83%
---------------------------------------------------------------------------------------
  $250,000 but less than $1 million           1.75%                   1.78%
---------------------------------------------------------------------------------------
  $1 million and over                            0                       0
---------------------------------------------------------------------------------------

          The reduced sales charge schedule is applicable to purchases of Class A shares in a single transaction by:

          o A single account (including an individual, trust or fiduciary account).

          o Family member accounts (limited to husband, wife and children under the age of 21).

          o Pension, profit sharing or other employee benefit plans of companies and their affiliates.

          o    Tax-exempt organizations.

          o Groups organized for a purpose other than to buy mutual fund shares.

          Combined Purchase Privilege. You also will have the benefit of reduced sales charges by combining purchases of Class A shares of the Fund in a single transaction with purchases of Class A shares of other Multi-Class Funds and shares of FSC Funds.

          Right of Accumulation. You also may benefit from a reduction of sales charges if the cumulative net asset value of Class A shares of the fund purchased in a single transaction, together with shares of other Funds you currently own which were previously purchased at a price including a front-end sales charge (or Class A shares purchased at $1 million or more), and shares acquired through reinvestment of distributions, amounts to $25,000 or more. Also, if you have a cumulative net asset value of all your Class A and Class D shares equal to at least $5 million (or $25 million for certain employee benefit plans), you are eligible to purchase Class D shares of any fund subject to the fund's minimum initial investment requirement.

          You must notify your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative (or Morgan Stanley Dean Witter Trust FSB if you purchase directly through the Fund), at the time a purchase order is placed, that the purchase qualifies for the reduced sales charge under the Right of Accumulation. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Dean Witter Reynolds or other authorized dealer of Fund shares or the Fund's transfer agent does not confirm your represented holdings.

          Letter of Intent. The schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "Letter of Intent." A Letter of Intent provides for the purchase of Class A shares of the Fund or other Multi-Class Funds or shares of FSC Funds within a thirteen-month period. The initial purchase under a Letter of Intent must be at least 5% of the stated investment goal. To determine the applicable sales charge reduction, you may also include:
          (1) the cost of shares of other Morgan Stanley Dean Witter Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the distributor receiving the Letter of Intent, and (2) the cost of shares of other funds you currently own acquired in exchange for shares of funds purchased during that period at a price including a front-end sales charge. You can obtain a Letter of Intent by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative, or by calling (800) 869-NEWS. If you do not achieve the stated investment goal within the thirteen-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment.

          Other Sales Charge Waivers. In addition to investments of $1 million or more, your purchase of Class A shares is not subject to a front-end sales charge (or a CDSC upon sale) if your account qualifies under one of the following categories:

          o A trust for which Morgan Stanley Dean Witter Trust FSB provides discretionary trustee services.

          o Persons participating in a fee-based investment program (subject to all of its terms and conditions, including termination fees, mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services.

          o Certain investment programs that do not charge an asset-based fee and have been approved by the Fund's distributor.

          o A client of a Morgan Stanley Dean Witter Financial Advisor who joined us from another investment firm within six months prior to the date of purchase of Fund shares, and you used the proceeds from the sale of shares of a proprietary mutual fund of that Financial Advisor's previous firm that imposed either a front-end or deferred sales charge to purchase Class A shares, provided that: (1) you sold the shares not more than 60 days prior to the purchase of fund shares, and (2) the sale proceeds were maintained in the interim in cash or a money market fund.

          o Current or retired Directors or Trustees of the Morgan Stanley Dean Witter Funds, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

          o Current or retired directors, officers and employees of Morgan Stanley Dean Witter & Co. and any of its subsidiaries, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

          CLASS B SHARES   Class B shares are offered at net asset value with no
          initial sales charge but are subject to a contingent deferred sales charge, or CDSC, as set forth in the table below. For the purpose of calculating the CDSC, shares are deemed to have been purchased on the last day of the month during which they were purchased.

[sidebar]
CONTINGENT DEFERRED SALES CHARGE OR CDSC A fee you pay when you sell shares of certain Morgan Stanley Dean Witter Funds purchased without an initial sales charge. This fee declines the longer you hold your shares as set forth in the table.
[end sidebar]


                                      CDSC AS A PERCENTAGE OF
YEAR SINCE PURCHASE PAYMENT MADE          AMOUNT REDEEMED
-----------------------------------------------------------------------------
  First                                        5.0%
-----------------------------------------------------------------------------
  Second                                       4.0%
-----------------------------------------------------------------------------
  Third                                        3.0%
-----------------------------------------------------------------------------
  Fourth                                       2.0%
-----------------------------------------------------------------------------
  Fifth                                        2.0%
-----------------------------------------------------------------------------
  Sixth                                        1.0%
-----------------------------------------------------------------------------
  Seventh and thereafter                       None
-----------------------------------------------------------------------------

          Each time you place an order to sell or exchange shares, shares with no CDSC will be sold or exchanged first, then shares with the lowest CDSC will be sold or exchanged next. For any shares subject to a CDSC, the CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being sold. A lower CDSC schedule applies in most cases to shares of the Fund acquired in connection with the reorganization of Dean Witter National Municipal Trust and the Fund on November 7, 1997.

          CDSC Waivers. A CDSC, if otherwise applicable, will be waived in the case of:

          o Sales of shares held at the time you die or become disabled (within the definition in Section 72(m)(7) of the Internal Revenue Code which relates to the ability to engage in gainful employment), if the shares are: (i) registered either in your name (not a trust) or in the names of you and your spouse as joint tenants with right of survivorship; or (ii) held in a qualified corporate or self-employed retirement plan, IRA or 403(b) Custodial Account, provided in either case that the sale is requested within one year of your death or initial determination of disability.

          o Sales in connection with the following retirement plan "distributions:" (i) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1 /2); (ii) distributions from an IRA or 403(b) Custodial Account following attainment of age 59 1 /2; or (iii) a tax-free return of an excess IRA contribution (a "distribution" does not include a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee).

          o Sales of shares in connection with the Systematic Withdrawal Plan of up to 12% annually of the value of each fund from which plan sales are made. The percentage is determined on the date you establish the Systematic Withdrawal Plan and based on the next calculated share price. You may have this CDSC waiver applied in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Shares with no CDSC will be sold first, followed by those with the lowest CDSC. As such, the waiver benefit will be reduced by the amount of your shares that are not subject to a CDSC. If you suspend your participation in the plan, you may later resume plan payments without requiring a new determination of the account value for the 12% CDSC waiver.

          o Sales of shares if you simultaneously invest the proceeds in the Investment Manager's mutual fund asset allocation program, pursuant to which investors pay an asset-based fee. Any shares you acquire in connection with the Investment Manager's mutual fund asset allocation program are subject to all of the terms and conditions of that program, including termination fees, mandatory sale or transfer restrictions on termination.

          All waivers will be granted only following the Fund's distributor receiving confirmation of your entitlement. If you believe you are eligible for a CDSC waiver, please contact your Financial Advisor or call (800) 869-NEWS.

          Distribution Fee. Class B shares are also subject to an annual 12b-1 fee of 0.60% of the average daily net assets of Class B.

          Conversion Feature. After ten (10) years, Class B shares will convert automatically to Class A shares of the Fund with no initial sales charge. The ten year period runs from the last day of the month in which the shares were purchased, or in the case of Class B shares acquired through an exchange, from the last day of the month in which the original Class B shares were purchased; the shares will convert to Class A shares based on their relative net asset values in the month following the ten year period. At the same time, an equal proportion of Class B shares acquired through automatically reinvested distributions will convert to Class A shares on the same basis. (Class B shares held before May 1, 1997, however, will convert to Class A shares in May 2007.)

          Currently, the Class B share conversion is not a taxable event; the conversion feature may be cancelled if it is deemed a taxable event in the future by the Internal Revenue Service.

          If you exchange your Class B shares for shares of a Money Market Fund, a No-Load Fund, North American Government Income Trust or Short-Term U.S. Treasury Trust, the holding period for conversion is frozen as of the last day of the month of the exchange and resumes on the last day of the month you exchange back into Class B shares.

          Exchanging Shares Subject to a CDSC. There are special considerations when you exchange Fund shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of a fund that does not charge a CDSC will not be counted. Thus, in effect the "holding period" for purposes of calculating the CDSC is frozen upon exchanging into a fund that does not charge a CDSC.

          For example, if you held Class B shares of the Fund for one year, exchanged to Class B of another Morgan Stanley Dean Witter Multi-Class Fund for another year, then sold your shares, a CDSC rate of 4% would be imposed on the shares based on a two year holding period -- one year for each fund. However, if you had exchanged the shares of the Fund for a Money Market Fund (which does not charge a CDSC) instead of the Multi-Class Fund, then sold your shares, a CDSC rate of 5% would be imposed on the shares based on a one year holding period. The one year in the Money Market Fund would not be counted. Nevertheless, if shares subject to a CDSC are exchanged for a Fund that does not charge a CDSC, you will receive a credit when you sell the shares equal to the distribution (12b-1) fees, if any, you paid on those shares while in that fund up to the amount of any applicable CDSC.

          In addition, shares that are exchanged into or from a Morgan Stanley Dean Witter Fund subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into a fund with a lower CDSC rate.

          CLASS C SHARES Class C shares are sold at net asset value with no initial sales charge but are subject to a CDSC of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares.

          Distribution Fee. Class C shares are subject to an annual distribution (12b-1) fee of up to 0.70% of the average daily net assets of that Class. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A or Class D shares. Unlike Class B shares, Class C shares have no conversion feature and, accordingly, an investor that purchases Class C shares may be subject to distribution (12b-1) fees applicable to Class C shares for an indefinite period.

          CLASS D SHARES Class D shares are offered without any sales charge on purchases or sales and without any distribution (12b-1) fee. Class D shares are offered only to investors meeting an initial investment minimum of $5 million and the following investor categories:

          o Investors participating in the Investment Manager's mutual fund asset allocation program (subject to all of its terms and conditions, including termination fees, mandatory sale or transfer restrictions on termination) pursuant to which they pay an asset-based fee.

          o Persons participating in a fee-based investment program (subject to all of its terms and conditions, including termination fees, mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services. With respect to Class D shares held through the Morgan Stanley Dean Witter Choice Program, at such time as those Fund shares are no longer held through the program, the shares will be automatically converted into Class A shares (which are subject to higher expenses than Class D shares) based on the then current relative net asset values of the two classes.

          o Certain investment programs that do not charge an asset-based fee and have been approved by the Fund's distributor.

          o    Certain unit investment trusts sponsored by Dean Witter Reynolds.

          o Certain other open-end investment companies whose shares are distributed by the Fund's distributor.

          o Investors who were shareholders of the Dean Witter Retirement Series on September 11, 1998 for additional purchases for their former Dean Witter Retirement Series accounts.

          Meeting Class D Eligibility Minimums. To meet the $5 million initial investment to qualify to purchase Class D shares you may combine: (1) purchases in a single transaction of Class D shares of the Fund and other Morgan Stanley Dean Witter Multi-Class Funds; and/or (2) previous purchases of Class A and Class D shares of

          Multi-Class Funds and shares of FSC Funds you currently own, along with shares of Morgan Stanley Dean Witter Funds you currently own that you acquired in exchange for those shares.

          NO SALES CHARGES FOR REINVESTED CASH DISTRIBUTIONS   If you receive a
          cash payment representing an income dividend or capital gain and you reinvest that amount in the applicable Class of shares by returning the check within 30 days of the payment date, the purchased shares would not be subject to an initial sales charge or CDSC.

          PLANOF DISTRIBUTION (RULE 12b-1 FEES) The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940 with respect to the distribution of Class A, Class B and Class C shares. The Plan allows the Fund to pay distribution fees for the sale and distribution of these shares. It also allows the Fund to pay for services to shareholders of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment in these Classes and may cost you more than paying other types of sales charges.

----                                                           ----


FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout the period presented. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).


The information for the fiscal year ended December 31, 2000 has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request. The financial highlights for prior fiscal periods have been audited by other independent accountants.


                                                                  FOR THE YEAR ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------
                                                       2000                  1999                    1998
                                                  ---------------- ------------------------ ----------------------
 CLASS A SHARES
--------------------------------------------------------------------------------------------------------------------
 SELECTED PER SHARE DATA:
--------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period              $ 11.08          $ 12.02                   $12.09
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:

  Net investment income                              0.58              0.58                     0.59
  Net realized and unrealized gain (loss)            0.63             (0.91)                    0.10
                                                   ---------        ------------              ------------
 Total income (loss) from investment operations      1.21             (0.33)                    0.69
--------------------------------------------------------------------------------------------------------------------
 Less dividends and distributions from:

  Net investment income                             (0.58)            (0.58)                   (0.59)
  Net realized gain                                    --             (0.03)                   (0.17)
                                                   ---------        ------------              ------------
 Total dividends and distributions                  (0.58)            (0.61)                   (0.76)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $11.71           $ 11.08                   $ 12.02
--------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN+                                      11.21%            (2.82)%                   5.86%
--------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:

 Expenses                                            0.72%(5)          0.64%(4)(5)              0.74%(4)(5)
 Net investment income                               5.14%(5)          4.98%(5)                 4.88%(5)
----------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands           $21,685          $17,198                   $15,041
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                               17%               13%                      15%
--------------------------------------------------------------------------------------------------------------------



                                                      FOR THE PERIOD
                                                      JULY 28, 1997*
                                                          THROUGH
                                                     DECEMBER 31, 1997
                                                  ----------------------
 CLASS A SHARES
-----------------------------------------------------------------------
 SELECTED PER SHARE DATA:
-----------------------------------------------------------------------
 Net asset value, beginning of period                $  12.00
-------------------------------------------------    ---------
 Income (loss) from investment operations:

  Net investment income                                 0.25
  Net realized and unrealized gain (loss)               0.14
                                                     ---------
 Total income (loss) from investment operations         0.39
-----------------------------------------------------------------------
 Less dividends and distributions from:

  Net investment income                                (0.25)
  Net realized gain                                    (0.05)
                                                     ---------
 Total dividends and distributions                     (0.30)
-----------------------------------------------------------------------
 Net asset value, end of period                      $ 12.09
-----------------------------------------------------------------------
 TOTAL RETURN+                                          3.31%(1)
-----------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------
 Expenses                                               0.76%(2)(3)
 Net investment income                                  4.96%(2)
-----------------------------------------------------------------------
 SUPPLEMENTAL DATA:
-----------------------------------------------------------------------
 Net assets, end of period, in thousands             $3,857
-----------------------------------------------------------------------
 Portfolio turnover rate                                 16%



*    The date shares were first issued.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3)  Does not reflect the effect of expense offset of 0.02%.
(4)  Does not reflect the effect of expense offset of 0.01%.
(5) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                  FOR THE YEAR ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------
                                                       2000                  1999                    1998
                                                  ---------------- ------------------------ ----------------------
 CLASS B SHARES
------------------------------------------------------------------------------------------------------------------
 SELECTED PER SHARE DATA:
------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period               $ 11.13         $ 12.07                    $ 12.14
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:

  Net investment income                                0.54            0.53                       0.55
  Net realized and unrealized gain (loss)              0.63           (0.91)                      0.10
                                                    ---------       ------------               ---------
 Total income (loss) from investment operations        1.17           (0.38)                      0.65
------------------------------------------------------------------------------------------------------------------
 Less dividends and distributions from:

  Net investment income                               (0.54)          (0.53)                     (0.55)
  Net realized gain                                      --           (0.03)                     (0.17)
                                                    ---------       ------------               ---------
 Total dividends and distributions                    (0.54)          (0.56)                     (0.72)
--------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $ 11.76         $ 11.13                    $ 12.07
--------------------------------------------------------------------------------------------------------
 TOTAL RETURN+                                        10.75%          (3.25)%                     5.47%
--------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------------------------------
 Expenses                                              1.11%(5)        1.11%(4)(5)                1.10%(4)(5)
------------------------------------------------------------------------------------------------------------------
 Net investment income                                 4.75%(5)        4.51%(5)                   4.52%(5)
-------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands            $156,972        $139,786                   $132,303
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 17%             13%                        15%




                                                   FOR THE PERIOD
                                                   JULY 28, 1997*
                                                       THROUGH
                                                  DECEMBER 31, 1997
                                                ---------------------
 CLASS B SHARES

 SELECTED PER SHARE DATA:

 Net asset value, beginning of period               $ 12.00
-------------------------------------------------   ---------
 Income (loss) from investment operations:
  Net investment income                               0.23
  Net realized and unrealized gain (loss)             0.19
                                                    ---------
 Total income (loss) from investment operations       0.42

-------------------------------------------------   ---------
 Less dividends and distributions from:
  Net investment income                              (0.23)
  Net realized gain                                  (0.05)
                                                    ---------
 Total dividends and distributions                   (0.28)
-------------------------------------------------------------
 Net asset value, end of period                     $12.14
-------------------------------------------------------------
 TOTAL RETURN+                                        3.57%(1)

-------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:

 Expenses                                             1.14%(2)(3)
 Net investment income                                4.87%(2)

-------------------------------------------------------------
 SUPPLEMENTAL DATA:

 Net assets, end of period, in thousands            $95,573
 Portfolio turnover rate                                16%
-------------------------------------------------------------


*    The date shares were first issued.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3)  Does not reflect the effect of expense offset of 0.02%.
(4)  Does not reflect the effect of expense offset of 0.01%.
(5) Reflects overall Fund ratios for investment income and non-class specific expenses.


                                                                  FOR THE YEAR ENDED DECEMBER 31,
                                                   ---------------------------------------------------------------
                                                       2000                  1999                    1998
                                                   --------------- ------------------------ ----------------------
 CLASS C SHARES
------------------------------------------------------------------------------------------------------------------
 SELECTED PER SHARE DATA:
------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period             $ 11.10           $ 12.04                    $ 12.11
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:

  Net investment income                              0.52              0.51                       0.53
  Net realized and unrealized gain (loss)            0.63             (0.91)                      0.10
                                                   ---------        ------------               ---------
 Total income (loss) from investment operations      1.15             (0.40)                      0.63
------------------------------------------------------------------------------------------------------------------
 Less dividends and distributions from:

  Net investment income                             (0.52)            (0.51)                     (0.53)
  Net realized gain                                    --             (0.03)                     (0.17)
                                                   ---------        ------------               ---------
 Total dividends and distributions                  (0.52)            (0.54)                     (0.70)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $ 11.73           $ 11.10                    $ 12.04
------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN+                                      10.66%            (3.37)%                     5.36%
------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------------------------------
 Expenses                                            1.21%(5)          1.21%(4)(5)                1.20%(4)(5)
------------------------------------------------------------------------------------------------------------------
 Net investment income                               4.65%(5)          4.41%(5)                   4.34%(5)
------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands          $11,578           $10,025                    $7,599
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                               17%               13%                        15%
------------------------------------------------------------------------------------------------------------------



                                                      FOR THE PERIOD
                                                      JULY 28, 1997*
                                                          THROUGH
                                                     DECEMBER 31, 1997
                                                  ----------------------
 CLASS C SHARES

 SELECTED PER SHARE DATA:

 Net asset value, beginning of period               $12.00

-----------------------------------------------------------------
 Income (loss) from investment operations:
  Net investment income                               0.23
  Net realized and unrealized gain (loss)             0.16
                                                    ---------
 Total income (loss) from investment operations       0.39

-----------------------------------------------------------------
 Less dividends and distributions from:
  Net investment income                              (0.23)
  Net realized gain                                  (0.05)
                                                    ---------
 Total dividends and distributions                   (0.28)
-----------------------------------------------------------------
 Net asset value, end of period                     $12.11
-----------------------------------------------------------------
 TOTAL RETURN+                                        3.28%(1)

-----------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:

 Expenses                                             1.20%(2)(3)
-----------------------------------------------------------------
 Net investment income                                4.41%(2)

-----------------------------------------------------------------
 SUPPLEMENTAL DATA:

 Net assets, end of period, in thousands            $2,953
 Portfolio turnover rate                                16%
-----------------------------------------------------------------

*    The date shares were first issued.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3)  Does not reflect the effect of expense offset of 0.02%.
(4)  Does not reflect the effect of expense offset of 0.01%.
(5) Reflects overall Fund ratios for investment income and non-class specific expenses.


FOR THE YEAR ENDED DECEMBER 31,                        2000                  1999
-------------------------------------------------------------------------------------------
 CLASS D SHARES
-------------------------------------------------------------------------------------------
 SELECTED PER SHARE DATA:
-------------------------------------------------------------------------------------------
 Net asset value, beginning of period               $ 11.07         $ 12.01
-------------------------------------------------------------------------------------------
 Income (loss) from investment operations:

  Net investment income                                0.60            0.59
  Net realized and unrealized gain (loss)              0.63           (0.91)
                                                    ---------       ------------
 Total income (loss) from investment operations        1.23           (0.32)
-------------------------------------------------------------------------------------------
 Less dividends and distributions from:

  Net investment income                               (0.60)          (0.59)
  Net realized gain                                      --           (0.03)
                                                    ---------       ------------
 Total dividends and distributions                    (0.60)          (0.62)
-------------------------------------------------------------------------------------------
 Net asset value, end of period                     $ 11.70         $ 11.07
-------------------------------------------------------------------------------------------
 TOTAL RETURN+                                        11.44%          (2.71)%
-------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
-------------------------------------------------------------------------------------------
 Expenses                                              0.51%(2)        0.51%(1)(2)
-------------------------------------------------------------------------------------------
 Net investment income                                 5.35%(2)        5.11%(2)
-------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands            $852,950        $853,216
-------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 17%             13%




FOR THE YEAR ENDED DECEMBER 31,                            1998              1997*           1996
-----------------------------------------------------------------------------------------------------
 CLASS D SHARES
-----------------------------------------------------------------------------------------------------
 SELECTED PER SHARE DATA:
-----------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                  $   12.08          $   11.77      $   12.09
-----------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:

  Net investment income                                     0.62               0.63           0.65
  Net realized and unrealized gain (loss)                   0.10               0.36           (0.24)
                                                       -----------        ----------     ----------
 Total income (loss) from investment operations             0.72               0.99           0.41
-----------------------------------------------------------------------------------------------------
 Less dividends and distributions from:

  Net investment income                                    (0.62)              (0.63)         (0.65)
  Net realized gain                                        (0.17)              (0.05)         (0.08)
                                                       -----------        ----------     ----------
 Total dividends and distributions                         (0.79)              (0.68)         (0.73)
-----------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $   12.01           $   12.08      $   11.77
-----------------------------------------------------------------------------------------------------
 TOTAL RETURN+                                              6.11%               8.73%          3.61%
-----------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------
 Expenses                                                   0.50%(1)(2)         0.49%          0.48%
-----------------------------------------------------------------------------------------------------
 Net investment income                                      5.12%(2)            5.34%          5.52%
-----------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands               $1,023,246         $1,096,998     $1,190,034
-----------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                      15%                 16%            18%
-----------------------------------------------------------------------------------------------------

* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class D shares.
+ Calculated based on the net asset value as of the last business day of the period.
(1)   Does not reflect the effect of expense offset of 0.01%.
(2) Reflects overall Fund ratios for investment income and non-class specific expenses.

MORGAN STANLEY DEAN WITTER
FAMILY OF FUNDS

                          The Morgan Stanley Dean Witter Family of Funds offers investors a wide range of investment choices. Come on in and meet the family!

----------------------------------------------------------------------------------------------------------------------
 GROWTH FUNDS              GROWTH FUNDS                     THEME FUNDS
                           Aggressive Equity Fund           Financial Services Trust
                           All Star Growth Fund             Health Sciences Trust
                           American Opportunities Fund      Information Fund
                           Capital Growth Securities        Natural Resource Development Securities
                           Developing Growth Securities     Technology Fund
                           Growth Fund
                           Market Leader Trust              GLOBAL/INTERNATIONAL FUNDS
                           Mid-Cap Equity Trust             Competitive Edge Fund - "Best Ideas" Portfolio
                           New Discoveries Fund             European Growth Fund
                           Next Generation Trust            Fund of Funds - International Portfolio
                           Small Cap Growth Fund            International Fund
                           Special Value Fund               International SmallCap Fund
                           Tax-Managed Growth Fund          Japan Fund
                           21st Century Trend Fund          Latin American Growth Fund
                                                            Pacific Growth Fund
----------------------------------------------------------------------------------------------------------------------

 GROWTH & INCOME FUNDS     GROWTH & INCOME FUNDS                 Total Market Index Fund
                           Balanced Growth Fund                  Total Return Trust
                           Balanced Income Fund                  Value Fund
                           Convertible Securities Trust          Value-Added Market Series/Equity Portfolio
                           Dividend Growth Securities
                           Equity Fund                           THEME FUNDS
                           Fund of Funds - Domestic Portfolio    Real Estate Fund
                           Income Builder Fund                   Utilities Fund
                           S&P 500 Index Fund
                           S&P 500 Select Fund                   GLOBAL FUNDS
                           Strategist Fund                       Global Dividend Growth Securities
                                                                 Global Utilities Fund
----------------------------------------------------------------------------------------------------------------------


 INCOME FUNDS     GOVERNMENT INCOME FUNDS             GLOBAL INCOME FUNDS
                  Federal Securities Trust            North American Government Income Trust
                  Short-Term U.S. Treasury Trust      World Wide Income Trust
                  U.S. Government Securities Trust
                                                      TAX-FREE INCOME FUNDS
                  DIVERSIFIED INCOME FUNDS            California Tax-Free Income Fund
                  Diversified Income Trust            Hawaii Municipal Trust(FSC)
                                                      Limited Term Municipal Trust(NL)
                  CORPORATE INCOME FUNDS              Multi-State Municipal Series Trust(FSC)
                  High Yield Securities               New York Tax-Free Income Fund
                  Intermediate Income Securities      Tax-Exempt Securities Trust
                  Short-Term Bond Fund(NL)
----------------------------------------------------------------------------------------------------------------------

 MONEY MARKET FUNDS     TAXABLE MONEY MARKET FUNDS                 TAX-FREE MONEY MARKET FUNDS
                        Liquid Asset Fund(MM)                      California Tax-Free Daily Income Trust(MM)
                        U.S. Government Money Market Trust(MM)     New York Municipal Money Market Trust(MM)
                                                                   Tax-Free Daily Income Trust(MM)



There may be funds created after this Prospectus was published. Please consult the inside back cover of a new fund's prospectus for its designation, e.g., Multi-Class Fund or Money Market Fund.

Unless otherwise noted, each listed Morgan Stanley Dean Witter Fund, except for North American Government Income Trust and Short-Term U.S. Treasury Trust, is a Multi-Class Fund. A Multi-Class Fund is a mutual fund offering multiple Classes of shares. The other types of funds are: NL -- No-Load (Mutual) Fund; MM -- Money Market Fund; FSC -- A mutual fund sold with a front-end sales charge and a distribution (12b-1) fee.

                                                  PROSPECTUS - FEBRUARY 28, 2001

Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's Statement of Additional Information also provides additional information about the Fund. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call:

                                 (800) 869-NEWS

You also may obtain information about the Fund by calling your Morgan Stanley Dean Witter Financial Advisor or by visiting our Internet site at:

                            WWW.MSDWADVICE.COM/FUNDS

Information about the Fund (including the Statement of Additional Information) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site (www.sec.gov), and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

  TICKER SYMBOLS:


  Class A:              TAXAX            Class C:              TAXCX
-----------------------------          -----------------------------
  Class B:              TAXBX            Class D:              TAXDX
-----------------------------          -----------------------------


(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-2979)

Morgan Stanley Dean Witter

                                                     TAX-EXEMPT SECURITIES TRUST

                                                        A MUTUAL FUND THAT SEEKS
                                              TO PROVIDE A HIGH LEVEL OF CURRENT
                                                     INCOME EXEMPT FROM FEDERAL
                                                     INCOME TAX, CONSISTENT WITH
                                                     THE PRESERVATION OF CAPITAL

[GRAPHIC OMITTED]